Seismic Data Library	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Seismic Data Library [Abstract]
Seismic Data Library
SEISMIC DATA LIBRARY
The Company’s seismic data library consists of seismic surveys that are offered for license to customers on a non-exclusive basis. Costs associated with creating, acquiring or purchasing the seismic data library are capitalized and amortized principally on the income forecast method subject to a straight-line amortization period of four years, applied on a quarterly basis at the individual survey level.
Costs of Seismic Data Library
For purchased seismic data, the Company capitalizes the purchase price of the acquired data.
For data received through a non-monetary exchange, the Company capitalizes an amount equal to the fair value of the data received by the Company or the fair value of the license granted to the customer, whichever is more readily determinable. See Note B – Revenue Recognition – Revenue from Non-Monetary Exchanges for discussion of the process used to determine fair value.
For newly created data, the capitalized costs include costs paid to third parties for the acquisition of data and related permitting, surveying and other activities associated with the data creation activity. In addition, the Company capitalizes certain internal costs related to processing the created data. Such costs include salaries and benefits of the Company’s processing personnel and certain other costs incurred for the benefit of the processing activity. The Company believes that the internal processing costs capitalized are not greater than, and generally are less than, those that would be incurred and capitalized if such activity were performed by a third party. Capitalized costs for internal data processing were $0.9 million and $0.6 million for the three months ended March 31, 2013 and 2012, respectively.
Data Library Amortization
The Company amortizes its seismic data library investment using the greater of the amortization that would result from the application of the income forecast method subject to a minimum amortization rate or a straight-line basis over the useful life of the data. With respect to each survey in the data library, the straight-line policy is applied from the time such survey is available for licensing to customers on a non-exclusive basis.
The Company applies the income forecast method by forecasting the ultimate revenue expected to be derived from a particular data library component over the estimated useful life of each survey comprising part of such component. This forecast is made by the Company annually and reviewed quarterly. If, during any such review, the Company determines that the ultimate revenue for a library component is expected to be significantly different than the original estimate of total revenue for such library component, the Company revises the amortization rate attributable to future revenue from each survey in such component. The lowest amortization rate the Company applies using the income forecast method is 70%. In addition, in connection with the forecast reviews and updates, the Company evaluates the recoverability of its seismic data library investment, and if required, records an impairment charge with respect to such investment. See discussion on “Seismic Data Library Impairment” below.
The actual aggregate rate of amortization depends on the specific seismic surveys licensed and selected by the Company’s customers during the period and the amount of straight-line amortization recorded. The income forecast amortization rates can vary by component and, as of April 1, 2013, is 70% for all components. For those seismic surveys which have been fully amortized, no amortization expense is required on revenue recorded.
The greater of the income forecast or straight-line amortization policy is applied quarterly on a cumulative basis at the individual survey level. Under this policy, the Company first records amortization using the income forecast method. The cumulative amortization recorded for each survey is then compared with the cumulative straight-line amortization. If the cumulative straight-line amortization is higher for any specific survey, additional amortization expense is recorded, resulting in accumulated amortization being equal to the cumulative straight-line amortization for such survey. This requirement is applied regardless of future-year revenue estimates for the library component of which the survey is a part and does not consider the existence of deferred revenue with respect to the library component or to any survey.

Seismic Data Library Impairment
The Company evaluates its seismic data library investment by grouping individual surveys into components based on its operations and geological and geographical trends, resulting in the following data library segments for purposes of evaluating impairments: (I) North America 3D onshore comprised of the following components: (a) Texas Gulf Coast, (b) Eastern Texas, (c) Southern Louisiana/Mississippi, (d) Northern Louisiana, (e) Rocky Mountains, (f) Utica/Marcellus in Pennsylvania, Ohio and West Virginia, (g) Panhandle Plays in North Texas/Oklahoma, (h) other United States, (i) Montney in British Columbia and Alberta, (j) Horn River in British Columbia, (k) Cardium in Alberta and (l) other Canada; (II) United States 2D; (III) Canada 2D; (IV) Gulf of Mexico offshore; and (V) international data outside North America. The Company believes that these library components constitute the lowest levels of independently identifiable cash flows.
The Company evaluates its seismic data library investment for impairment whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. The Company considers the level of sales performance in each component compared to projected sales, as well as industry conditions, among others, to be key factors in determining when its seismic data investment should be evaluated for impairment. In evaluating sales performance of each component, the Company generally considers five consecutive quarters of actual performance below forecasted sales to be an indicator of potential impairment.
The impairment evaluation is based first on a comparison of the undiscounted future cash flows over each component’s remaining estimated useful life with the carrying value of each library component. If the undiscounted cash flows are equal to or greater than the carrying value of such component, no impairment is recorded. If undiscounted cash flows are less than the carrying value of any component, the forecast of future cash flows related to such component is discounted to fair value and compared with such component’s carrying amount. The difference between the library component’s carrying amount and the discounted future value of the expected revenue stream is recorded as an impairment charge.
For purposes of evaluating potential impairment losses, the Company estimates the future cash flows attributable to a library component by evaluating, among other factors, historical and recent revenue trends, oil and gas prospectivity in particular regions, general economic conditions affecting its customer base and expected changes in technology and other factors that the Company deems relevant. The cash flow estimates exclude expected future revenues attributable to non-monetary data exchanges and future data creation projects.
The estimation of future cash flows and fair value is highly subjective and inherently imprecise. Estimates can change materially from period to period based on many factors, including those described in the preceding paragraph. Accordingly, if conditions change in the future, the Company may record impairment losses relative to its seismic data library investment, which could be material to any particular reporting period.
The Company did not have any impairment charges during the three months ended March 31, 2013 or 2012.

SEISMIC DATA LIBRARY
The Company’s seismic data library consists of seismic surveys that are offered for license to customers on a non-exclusive basis. Costs associated with creating, acquiring or purchasing the seismic data library are capitalized and amortized principally on the income forecast method subject to a straight-line amortization period of four years, applied on a quarterly basis at the individual survey level.
The following table sets forth a summary of the net book value of the Company’s seismic data library (in thousands):

	As of December 31,
	2012	2011
U.S. Onshore:
Unconventional 3D	$94,553	$43,106
Conventional 3D	8,628	21,166
Canadian:
Unconventional 3D	76,335	55,738
Conventional 3D	294	513
2D	126	171
U.S. Offshore	181	—
Total	$180,117	$120,694

At December 31, 2012 and 2011, approximately 26% and 34%, respectively, of the net book value of the seismic data library were projects in progress.
Costs of Seismic Data Library
For purchased seismic data, the Company capitalizes the purchase price of the acquired data.
For data received through a non-monetary exchange, the Company capitalizes an amount equal to the fair value of the data received by the Company or the fair value of the license granted to the customer, whichever is more readily determinable. See Note A for discussion of the process used to determine fair value.
For newly created data, the capitalized costs include costs paid to third parties for the acquisition of data and related permitting, surveying and other activities associated with the data creation activity. In addition, the Company capitalizes certain internal costs related to processing the created data. Such costs include salaries and benefits of the Company’s processing personnel and certain other costs incurred for the benefit of the processing activity. The Company believes that the internal processing costs capitalized are not greater than, and generally are less than, those that would be incurred and capitalized if such activity were performed by a third party. Capitalized costs for internal data processing were $3.0 million, $1.9 million and $1.6 million for the years ended December 31, 2012, 2011 and 2010, respectively.
Data Library Amortization
The Company amortizes its seismic data library investment using the greater of the amortization that would result from the application of the income forecast method subject to a minimum amortization rate or a straight-line basis over the useful life of the data. With respect to each survey in the data library, the straight-line policy is applied from the time such survey is available for licensing to customers on a non-exclusive basis.
The Company applies the income forecast method by forecasting the ultimate revenue expected to be derived from a particular data library component over the estimated useful life of each survey comprising part of such component. This forecast is made by the Company annually and reviewed quarterly. If, during any such review, the Company determines that the ultimate revenue for a library component is expected to be significantly different than the original estimate of total revenue for such library component, the Company revises the amortization rate attributable to future revenue from each survey in such component. The lowest amortization rate the Company applies using the income forecast method is 70%. In addition, in connection with the forecast reviews and updates, the Company evaluates the recoverability of its seismic data library investment, and if required, records an impairment charge with respect to such investment. See discussion on “Seismic Data Library Impairment” below.
Amortization expense totaled $132.8 million, $135.0 million and $167.8 million for the years ended December 31, 2012, 2011 and 2010, respectively. The actual aggregate rate of amortization as a percentage of total seismic revenue was 57%, 63% and 98% for the same periods, respectively. The actual aggregate rate of amortization depends on the specific seismic surveys licensed and selected by the Company’s customers during the period and the amount of straight-line amortization recorded. The income forecast amortization rates can vary by component and, as of January 1, 2013, the amortization rate utilized under the income forecast method is 70% for all components. Additionally, certain seismic surveys have been fully amortized; consequently, no amortization expense is required on revenue recorded for these seismic surveys.
The greater of the income forecast or straight-line amortization policy is applied quarterly on a cumulative basis at the individual survey level. Under this policy, the Company first records amortization using the income forecast method. The cumulative amortization recorded for each survey is then compared with the cumulative straight-line amortization. If the cumulative straight-line amortization is higher for any specific survey, additional amortization expense is recorded, resulting in accumulated amortization being equal to the cumulative straight-line amortization for such survey. This requirement is applied regardless of future-year revenue estimates for the library component of which the survey is a part and does not consider the existence of deferred revenue with respect to the library component or to any survey.

Seismic Data Library Impairment
The Company evaluates its seismic data library investment by grouping individual surveys into components based on its operations and geological and geographical trends, resulting in the following data library segments for purposes of evaluating impairments: (I) North America 3D onshore comprised of the following components: (a) Texas Gulf Coast, (b) Eastern Texas, (c) Southern Louisiana/Mississippi, (d) Northern Louisiana, (e) Rocky Mountains, (f) Utica/Marcellus in Pennsylvania, Ohio and West Virginia, (g) Panhandle Plays in North Texas/Oklahoma, (h) other United States, (i) Montney in British Columbia and Alberta, (j) Horn River in British Columbia, (k) Cardium in Alberta and (l) other Canada; (II) United States 2D; (III) Canada 2D; (IV) Gulf of Mexico offshore; and (V) international data outside North America. The Company believes that these library components constitute the lowest levels of independently identifiable cash flows.
The Company evaluates its seismic data library investment for impairment whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. The Company considers the level of sales performance in each component compared to projected sales, as well as industry conditions, among others, to be key factors in determining when its seismic data investment should be evaluated for impairment. In evaluating sales performance of each component, the Company generally considers five consecutive quarters of actual performance below forecasted sales to be an indicator of potential impairment.
The impairment evaluation is based first on a comparison of the undiscounted future cash flows over each component’s remaining estimated useful life with the carrying value of each library component. If the undiscounted cash flows are equal to or greater than the carrying value of such component, no impairment is recorded. If undiscounted cash flows are less than the carrying value of any component, the forecast of future cash flows related to such component is discounted to fair value and compared with such component’s carrying amount. The difference between the library component’s carrying amount and the discounted future value of the expected revenue stream is recorded as an impairment charge.
For purposes of evaluating potential impairment losses, the Company estimates the future cash flows attributable to a library component by evaluating, among other factors, historical and recent revenue trends, oil and gas prospectivity in particular regions, general economic conditions affecting its customer base and expected changes in technology and other factors that the Company deems relevant. The cash flow estimates exclude expected future revenues attributable to non-monetary data exchanges and future data creation projects.
The estimation of future cash flows and fair value is highly subjective and inherently imprecise. Estimates can change materially from period to period based on many factors, including those described in the preceding paragraph. Accordingly, if conditions change in the future, the Company may record impairment losses relative to its seismic data library investment, which could be material to any particular reporting period.
The Company did not have any impairment charges during the three years ended December 31, 2012.